Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Credit Loss, Additional Improvements [Abstract]
Accounts receivable	$ 403,708	$ 1,221,844
Allowance for doubtful accounts	$ 54,896